Consolidated Statements of Operations (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statements of Operations
Operating expenses, recovery on loss	$ 0	$ 0	$ 5,000,000